Organization and Principal Activities (Detail Textual)	Aug. 15, 2019 USD ($)	Aug. 14, 2019	Dec. 31, 2019 shares	Aug. 15, 2019 CNY (¥)	Jan. 21, 2019 USD ($)	Dec. 31, 2018 shares
Organization And Principal Activities (Textual)
HF capital management, description	HF Capital Management Delta, Inc. (“HF Capital”), a 6.25 % shareholder of Zhongchao Shanghai, planned to withdraw its equity interest in Zhongchao Shanghai (which is representative of 1,350,068 shares in Zhongchao Shanghai, among which 675,068 shares were issued by Zhongchao Shanghai and the remaining 675,000 shares were purchased from two existing shareholders), and to contribute the same amount of capital to Zhongchao Cayman directly. The Company and HF Capital entered into a certain warrant agreement to purchase ordinary shares of the Company, pursuant to which the Company granted a warrant to HF Capital, who expects to exercise the warrant and receive the ordinary shares of the Company before the effective date and closing of the offering because these conditions are considered to be administrative procedures and there is no uncertainties of going through them. The warrant entitled HF Capital to purchase 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2019, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest
Amount of paid-in capital of HF capital | $	$ 2,900,000
RMB [Member]
Organization And Principal Activities (Textual)
Amount of paid-in capital of HF capital | ¥				¥ 20,000,000
Equity Interest Pledge Agreement [Member]
Organization And Principal Activities (Textual)
Equity interest term		20 years
Master Exclusive Service Agreement [Member]
Organization And Principal Activities (Textual)
Net profit percentage		100.00%
Common Class A [Member]
Organization And Principal Activities (Textual)
Ordinary shares issued | shares			1,350,068			1,350,068
Ordinary shares outstanding | shares			1,350,068			1,350,068
Shanghai Huijing [Member]
Organization And Principal Activities (Textual)
Equity interest percentage					45.00%	55.00%
Cash | $					$ 33,718